Convertible Notes - Additional Information (Details) - USD ($)				9 Months Ended		12 Months Ended
	Apr. 18, 2022	Apr. 12, 2022	Mar. 16, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 15, 2021	Oct. 15, 2021	Sep. 10, 2021	Jun. 10, 2021	Jun. 30, 2020
Debt Instrument [Line Items]
Debt instrument, face amount				$ 63,000										$ 63,000
Debt instrument, interest rate, stated percentage				3.75%										3.75%
Amortization of the debt discounts				$ 234,000	$ 42,000	$ 140,000	$ 1,454,000
Gain on convertible note extinguishment						0	6,345,000
Series A-1 Preferred Stock [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount						$ 0	$ 19,696,000
Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred stock, shares issued				633,697		439,203	426,977
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount								$ 15,700,000	$ 15,700,000
Debt instrument, interest rate, stated percentage								15.00%	15.00%
Unamortized Debt Discount				$ 176,000		$ 359,000	$ 0
Debt conversion, converted instrument, amount							726,000
Amortization of the debt discounts							1,500,000	$ 2,100,000	$ 4,500,000
Debt conversion, original debt, due date, year								2021	2021
Payments of debt issuance costs							239,000	$ 300,000	$ 800,000
Repayments of debt							300,000
Gain on convertible note extinguishment							6,300,000
Long-term debt				4,636,000		$ 2,918,000	0
Convertible Debt [Member] | Omnibus Amendment [Member]
Debt Instrument [Line Items]
Derivative liability				$ 0
Debt instrument, convertible, conversion price		$ 10
Convertible Debt [Member] | Series A-1 Preferred Stock [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount							19,500,000
Convertible Debt [Member] | Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount							245,000
Convertible Debt [Member] | Dow Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 120,000	$ 480,000	$ 120,000							$ 240,000	$ 240,000	$ 840,000	$ 300,000
Debt instrument, term	3 years	3 years	2 years			1 year
Debt instrument, interest rate, stated percentage				8.00%		8.00%
Debt instrument convertible, discount price per share, percent				20.00%		20.00%
Unamortized Debt Discount				$ 21,000		$ 267,000
Derivative liability				$ 0
Convertible Debt [Member] | Union Carbide Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 80,000	$ 320,000	$ 80,000							$ 160,000	$ 160,000	$ 560,000	$ 200,000
Debt instrument, term	3 years	3 years	2 years			1 year
Debt instrument, interest rate, stated percentage				8.00%		8.00%
Debt instrument convertible, discount price per share, percent				20.00%		20.00%
Unamortized Debt Discount				$ 14,000		$ 177,000
Derivative liability				0
Convertible Debt [Member] | IBT and David Humes Notes [Member]
Debt Instrument [Line Items]
Debt instrument, term						3 years
Debt instrument, interest rate, stated percentage						8.00%
Debt instrument convertible, discount price per share, percent						20.00%
Unamortized Debt Discount						$ 29,000
Convertible Debt [Member] | IBT and David Humes Notes [Member] | IBT [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount						69,000
Convertible Debt [Member] | IBT and David Humes Notes [Member] | David Humes [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount						45,000
Convertible Debt [Member] | Investor Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 422,000		$ 104,000
Debt instrument, term						3 years
Debt instrument, interest rate, stated percentage				8.00%		8.00%
Debt instrument convertible, discount price per share, percent				20.00%		20.00%
Unamortized Debt Discount						$ 26,000
Amortization of the debt discounts						$ 140,000	$ 0
Derivative liability				$ 0
Debt conversion, converted instrument, shares issued				56,558
Convertible Debt [Member] | Investor Notes [Member] | Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred stock, shares issued				3,623
Convertible Debt [Member] | Investor Notes [Member] | Series A-2 Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred stock, shares issued				24,656
Convertible Debt [Member] | IBT Notes [Member]
Debt Instrument [Line Items]
Debt instrument, term				3 years
Debt instrument, interest rate, stated percentage				8.00%
Debt instrument convertible, discount price per share, percent				20.00%
Unamortized Debt Discount				$ 17,000
Derivative liability				0
Convertible Debt [Member] | IBT Notes [Member] | IBT [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount				76,000
Convertible Debt [Member] | IBT Notes [Member] | David Humes [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount				$ 20,000